Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenues [Abstract]
REVENUES
3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.

Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF, EECRF, rate case expenditure and mobile generation riders) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year.
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$841	$710	$2,006	$1,888

Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	233	237	721	707
Billed to REPs serving Oncor distribution customers, through TCRF	131	132	405	394

Total transmission base revenues	364	369	1,126	1,101

Other miscellaneous revenues	41	49	83	89

Total revenues contributing to earnings	1,246	1,128	3,215	3,078

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	322	291	965	862
EECRF and other revenues	24	19	47	40

Total revenues collected for pass-through expenses	346	310	1,012	902

Total operating revenues	$1,592	$1,438	$4,227	$3,980

Customers
At September 30, 2023, our distribution business customers primarily consisted of over 100 REPs that sell the electricity we distribute to consumers in our certificated service area. The majority of consumers of the electricity we deliver are free to choose their electricity supplier from REPs who compete for their business. Our transmission base revenues are collected from load serving entities benefiting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers collectively represented 25% and 22%, respectively, of our total operating revenues for the three months ended September 30, 2023 and 28% and 25%, respectively, of our total operating revenues for the nine months ended September 30, 2023. No other customer represented more than 10% of our total operating revenues for such three-month and nine-month periods.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed-through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.

3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF and EECRF) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year. The PUCT approved annual energy efficiency program performance bonuses for us of $28 million and $31 million that we recognized in revenues in 2022 and 2021, respectively.
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Years Ended December 31,
	2022	2021	2020
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,447	$2,217	$2,156

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	944	879	803
Billed to REPs serving Oncor distribution customers, through TCRF	528	479	446

Total transmission base revenues	1,472	1,358	1,249
Other miscellaneous revenues	112	104	87

Total revenues contributing to earnings	4,031	3,679	3,492

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,162	1,039	975
EECRF	50	46	44

Revenues collected for pass-through expenses	1,212	1,085	1,019

Total operating revenues	$5,243	$4,764	$4,511

Customers
At December 31, 2022, our distribution business customers primarily consist of over 100 REPs that sell the electricity we distribute to consumers in our certificated service area. The consumers of the electricity we deliver (other than ultimate end-use
customers served by an electric cooperative or a municipally-owned utility) are free to choose their electricity supplier from REPs who compete for their business. Our transmission base revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers collectively represented 26% and 24%, respectively, of our total operating revenues for the year ended 2022, 25% and 23%, respectively, of our total operating revenues for the year ended 2021 and 25% and 18%, respectively, of our total operating revenues for the year ended 2020. No other customer represented more than 10% of our total operating revenues.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed-through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.